Share Based Compensation Plans - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Nov. 12, 2020	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares Year	Dec. 31, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share consolidation ratio	20
Share based compensation charge reclassified as financial liability			$ 19,817,000	$ 13,512,000	$ 12,411,000
Net earnings (loss)			$ (120,138,000)	6,618,000
Option vesting period			3 years
Option expiration term			7 years
Options granted | shares			0
Weighted average fair value of share options granted				$ 30.80
Average risk-free interest rate				2.50%
Average expected life | Year				4
Expected forfeiture rate				5.00%
Expected volatility				57.00%
Stock-based compensation expense			$ (4,355,000)	$ (8,193,000)
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term			3 years
Share based compensation charge reclassified as financial liability			$ 6,624,000	7,318,000	5,409,000
Stock-based compensation expense			$ (3,119,000)	(5,755,000)
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term			3 years
Share based compensation charge reclassified as financial liability			$ 4,751,000	2,858,000	$ 4,521,000
Stock-based compensation expense			(2,787,000)	(1,583,000)
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based compensation charge reclassified as financial liability			$ 6,833,000
Share unit vesting period			3 years
Reclassified previously expensed share-based compensation charges		$ 1,000,000
Net earnings (loss)			$ 15,000,000	$ 12,000,000
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted | shares				29,965
Stock-based compensation expense			$ 1,000,000	$ 2,000,000